SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD - Movantik Transaction (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Apr. 01, 2020	Jun. 30, 2020	Jun. 30, 2020	Mar. 11, 2021
Disclosure of detailed information about intangible assets [line items]
Upfront payment for acquisition of rights		$ 52,500	$ 52,633
AstraZeneca AB | Movantik
Disclosure of detailed information about intangible assets [line items]
Upfront payment for acquisition of rights	$ 52,500
Agreement amount payable for acquisition of rights	$ 15,500			$ 16,000
Increase in agreement amount payable for acquisition of rights				$ 500